Fair Value Unobservable Inputs (Details) - Jun. 30, 2015 - Fair Value, Measurements, Nonrecurring [Member] - Carrying (Reported) Amount, Fair Value Disclosure [Member] $ in Thousands	USD ($)
Impaired Loans [Member]
Schedule Of Fair Value Significant Unobservable Inputs Used [Line Items]
Assets, Fair Value Disclosure	$ 1,851
Impaired Loans [Member] | Appraisal, Appraisal Discount [Member]
Schedule Of Fair Value Significant Unobservable Inputs Used [Line Items]
Unobservable Input, Weighted Average of Input Percent	0.224
Other Real Estate Owned [Member]
Schedule Of Fair Value Significant Unobservable Inputs Used [Line Items]
Assets, Fair Value Disclosure	$ 499
Other Real Estate Owned [Member] | Appraisal, Appraisal Discount [Member]
Schedule Of Fair Value Significant Unobservable Inputs Used [Line Items]
Unobservable Input, Weighted Average of Input Percent	0.267
Mortgage Servicing Rights [Member]
Schedule Of Fair Value Significant Unobservable Inputs Used [Line Items]
Assets, Fair Value Disclosure	$ 2,359
Mortgage Servicing Rights [Member] | Discounted Cash Flow, Prepayment Speed [Member]
Schedule Of Fair Value Significant Unobservable Inputs Used [Line Items]
Unobservable Input, Weighted Average of Input Percent	0.103
Mortgage Servicing Rights [Member] | Discounted Cash Flow, Discount Rate [Member]
Schedule Of Fair Value Significant Unobservable Inputs Used [Line Items]
Unobservable Input, Weighted Average of Input Percent	0.1